ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9%
	ADVERTISING & MARKETING - 0.6%
1,961	Interpublic Group of Companies, Inc. (The)	$ 70,067
560	Omnicom Group, Inc.	50,719
		120,786
	AEROSPACE & DEFENSE - 1.7%
36	Boeing Company(a)	7,444
58	General Dynamics Corporation	12,664
1,285	Howmet Aerospace, Inc.	56,913
501	Huntington Ingalls Industries, Inc.	101,031
111	L3Harris Technologies, Inc.	21,662
15	Lockheed Martin Corporation, B	6,967
23	Northrop Grumman Corporation	10,609
69	Raytheon Technologies Corporation	6,893
109	Teledyne Technologies, Inc.(a)	45,170
904	Textron, Inc.	60,513
32	TransDigm Group, Inc.	24,480
		354,346
	APPAREL & TEXTILE PRODUCTS - 1.9%
67	NIKE, Inc., Class B	8,490
1,644	Ralph Lauren Corporation	188,715
2,115	Tapestry, Inc.	86,313
4,737	VF Corporation	111,367
		394,885
	ASSET MANAGEMENT - 1.5%
89	Ameriprise Financial, Inc.	27,156
13	BlackRock, Inc.	8,726
135	Charles Schwab Corporation (The)	7,052
2,313	Franklin Resources, Inc.	62,173
7,148	Invesco Ltd.	122,445
481	Raymond James Financial, Inc.	43,545
341	T Rowe Price Group, Inc.	38,305
		309,402
	AUTOMOTIVE - 0.7%
261	Aptiv PLC(a)	26,846
1,659	BorgWarner, Inc.	79,848

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	AUTOMOTIVE - 0.7% (Continued)
1,409	Ford Motor Company	$ 16,739
465	General Motors Company	15,364
6	Tesla, Inc.(a)	986
		139,783
	BANKING - 2.8%
98	Bank of America Corporation	2,869
252	Citigroup, Inc.	11,862
1,600	Citizens Financial Group, Inc.	49,504
2,476	Comerica, Inc.	107,383
1,614	Fifth Third Bancorp	42,287
1,834	First Republic Bank (a) (c)	–
4,083	Huntington Bancshares, Inc.	45,730
25	JPMorgan Chase & Company	3,456
4,978	KeyCorporation	56,052
301	M&T Bank Corporation	37,866
124	PNC Financial Services Group, Inc. (The)	16,151
2,556	Regions Financial Corporation	46,673
517	Truist Financial Corporation	16,844
350	US Bancorp	11,998
129	Wells Fargo & Company	5,128
4,610	Zions Bancorp NA	128,434
		582,237
	BEVERAGES - 0.9%
761	Brown-Forman Corporation, Class B	49,533
54	Coca-Cola Company (The)	3,464
90	Constellation Brands, Inc., Class A	20,652
465	Keurig Dr Pepper, Inc.	15,206
1,486	Molson Coors Beverage Company, Class B	88,388
322	Monster Beverage Corporation(a)	18,032
23	PepsiCo, Inc.	4,390
		199,665
	BIOTECH & PHARMA - 1.9%
27	AbbVie, Inc.	4,080
24	Amgen, Inc.	5,754

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	BIOTECH & PHARMA - 1.9% (Continued)
83	Biogen, Inc.(a)	$ 25,251
73	Bristol-Myers Squibb Company	4,874
8	Eli Lilly and Company	3,167
100	Gilead Sciences, Inc.	8,221
737	Incyte Corporation(a)	54,840
9	Johnson & Johnson	1,473
33	Merck & Company, Inc.	3,811
108	Moderna, Inc.(a)	14,352
6,883	Organon & Company	169,528
76	Pfizer, Inc.	2,956
17	Regeneron Pharmaceuticals, Inc.(a)	13,630
40	Vertex Pharmaceuticals, Inc.(a)	13,629
7,418	Viatris, Inc.	69,210
70	Zoetis, Inc.	12,305
		407,081
	CABLE & SATELLITE - 1.1%
43	Charter Communications, Inc., Class A(a)	15,854
169	Comcast Corporation, Class A	6,992
28,104	DISH Network Corporation, Class A(a)	211,061
		233,907
	CHEMICALS - 3.2%
45	Air Products and Chemicals, Inc.	13,246
152	Albemarle Corporation	28,190
361	Avery Dennison Corporation	62,987
706	Celanese Corporation	75,005
766	CF Industries Holdings, Inc.	54,830
348	Corteva, Inc.	21,270
447	Dow, Inc.	24,317
361	DuPont de Nemours, Inc.	25,169
1,114	Eastman Chemical Company	93,876
120	Ecolab, Inc.	20,141
481	FMC Corporation	59,442
480	International Flavors & Fragrances, Inc.	46,541
351	LyondellBasell Industries N.V., Class A	33,208

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	CHEMICALS - 3.2% (Continued)
1,143	Mosaic Company (The)	$ 48,978
19	New Linde plc	7,020
244	PPG Industries, Inc.	34,223
72	Sherwin-Williams Company (The)	17,103
		665,546
	COMMERCIAL SUPPORT SERVICES - 1.0%
47	Cintas Corporation	21,421
167	Republic Services, Inc.	24,152
1,351	Robert Half International, Inc.	98,622
1,326	Rollins, Inc.	56,024
85	Waste Management, Inc.	14,114
		214,333
	CONSTRUCTION MATERIALS - 0.4%
123	Martin Marietta Materials, Inc.	44,674
219	Vulcan Materials Company	38,351
		83,025
	CONTAINERS & PACKAGING - 2.4%
4,976	Amcor PLC	54,587
995	Ball Corporation	52,914
1,962	International Paper Company	64,962
543	Packaging Corp of America	73,446
2,915	Sealed Air Corporation	139,891
4,095	Westrock Company	122,563
		508,363
	DATA CENTER REIT - 0.2%
297	Digital Realty Trust, Inc.	29,448
24	Equinix, Inc.	17,378
		46,826
	DIVERSIFIED INDUSTRIALS - 1.1%
145	3M Company	15,402
298	Dover Corporation	43,556
80	Eaton Corp plc	13,370
219	Emerson Electric Company	18,234
97	General Electric Company	9,600

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.1% (Continued)
35	Honeywell International, Inc.	$ 6,994
54	Illinois Tool Works, Inc.	13,065
1,909	Pentair PLC	110,874
		231,095
	E-COMMERCE DISCRETIONARY - 0.5%
12	Amazon.com, Inc.(a)	1,265
940	eBay, Inc.	43,644
613	Etsy, Inc.(a)	61,932
		106,841
	ELECTRIC UTILITIES - 5.3%
2,387	AES Corporation (The)	56,476
1,265	Alliant Energy Corporation	69,752
479	Ameren Corporation	42,617
203	American Electric Power Company, Inc.	18,761
1,662	CenterPoint Energy, Inc.	50,641
822	CMS Energy Corporation	51,178
296	Consolidated Edison, Inc.	29,147
437	Constellation Energy Corporation	33,824
343	Dominion Energy, Inc.	19,599
388	DTE Energy Company	43,615
126	Duke Energy Corporation	12,459
497	Edison International	36,579
398	Entergy Corporation	42,817
1,089	Evergy, Inc.	67,638
439	Eversource Energy	34,071
512	Exelon Corporation	21,729
987	FirstEnergy Corporation	39,283
66	NextEra Energy, Inc.	5,058
3,805	NRG Energy, Inc.	130,017
1,713	PG&E Corporation(a)	29,309
1,305	Pinnacle West Capital Corporation	102,390
1,571	PPL Corporation	45,119
547	Public Service Enterprise Group, Inc.	34,570
119	Sempra Energy	18,503

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	ELECTRIC UTILITIES - 5.3% (Continued)
192	Southern Company (The)	$ 14,122
337	WEC Energy Group, Inc.	32,409
364	Xcel Energy, Inc.	25,447
		1,107,130
	ELECTRICAL EQUIPMENT - 3.1%
1,529	A O Smith Corporation	104,415
872	Allegion plc	96,339
219	AMETEK, Inc.	30,207
266	Amphenol Corporation, Class A	20,075
518	Carrier Global Corporation	21,663
582	Fortive Corporation	36,718
1,051	Generac Holdings, Inc.(a)	107,432
325	Johnson Controls International plc	19,448
200	Keysight Technologies, Inc.(a)	28,928
308	Otis Worldwide Corporation	26,272
94	Rockwell Automation, Inc.	26,641
50	Roper Technologies, Inc.	22,739
175	TE Connectivity Ltd.	21,415
112	Trane Technologies PLC	20,811
1,467	Trimble, Inc.(a)	69,096
		652,199
	ENGINEERING & CONSTRUCTION - 0.5%
517	Jacobs Solutions, Inc.	59,693
245	Quanta Services, Inc.	41,562
		101,255
	ENTERTAINMENT CONTENT - 2.0%
178	Activision Blizzard, Inc.	13,832
255	Electronic Arts, Inc.	32,456
2,622	Fox Corporation, Class A	87,208
3,909	Fox Corporation - Class B, CLASS B	119,381
3,566	Paramount Global, Class B	83,195
407	Take-Two Interactive Software, Inc.(a)	50,586
62	Walt Disney Company (The)(a)	6,355

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	ENTERTAINMENT CONTENT - 2.0% (Continued)
1,807	Warner Bros Discovery, Inc.(a)	$ 24,593
		417,606
	FOOD - 2.4%
1,000	Campbell Soup Company	54,300
1,401	Conagra Brands, Inc.	53,182
222	General Mills, Inc.	19,676
100	Hershey Company (The)	27,306
1,013	Hormel Foods Corporation	40,966
354	J M Smucker Company (The)	54,661
601	Kellogg Company	41,932
498	Kraft Heinz Company (The)	19,556
621	Lamb Weston Holdings, Inc.	69,434
660	McCormick & Company, Inc.	57,981
159	Mondelez International, Inc., Class A	12,198
891	Tyson Foods, Inc., Class A	55,679
		506,871
	GAMING REIT - 0.1%
876	VICI Properties, Inc.	29,731

	GAS & WATER UTILITIES - 0.8%
219	American Water Works Company, Inc.	32,467
503	Atmos Energy Corporation	57,412
2,829	NiSource, Inc.	80,514
		170,393
	HEALTH CARE FACILITIES & SERVICES - 4.2%
176	AmerisourceBergen Corporation	29,366
657	Cardinal Health, Inc.	53,940
1,001	Catalent, Inc.(a)	50,170
365	Centene Corporation(a)	25,159
434	Charles River Laboratories International, Inc.(a)	82,512
30	Cigna Group (The)	7,599
112	CVS Health Corporation	8,211
1,671	DaVita, Inc.(a)	150,991
15	Elevance Health, Inc.	7,030

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.2% (Continued)
50	HCA Healthcare, Inc.	$ 14,367
1,088	Henry Schein, Inc.(a)	87,921
29	Humana, Inc.	15,384
121	IQVIA Holdings, Inc.(a)	22,776
202	Laboratory Corp of America Holdings	45,795
51	McKesson Corporation	18,576
216	Molina Healthcare, Inc.(a)	64,344
421	Quest Diagnostics, Inc.	58,439
4	UnitedHealth Group, Inc.	1,968
962	Universal Health Services, Inc., Class B	144,637
		889,185
	HEALTH CARE REIT - 0.7%
3,448	Healthpeak Properties, Inc.	75,753
1,038	Ventas, Inc.	49,876
375	Welltower, Inc.	29,708
		155,337
	HOME & OFFICE PRODUCTS - 1.4%
13,836	Newell Brands, Inc.	168,107
927	Whirlpool Corporation	129,400
		297,507
	HOME CONSTRUCTION - 2.1%
275	DR Horton, Inc.	30,201
344	Lennar Corporation, Class A	38,807
1,508	Masco Corporation	80,693
1,454	Mohawk Industries, Inc.(a)	153,978
10	NVR, Inc.(a)	58,400
1,285	PulteGroup, Inc.	86,288
		448,367
	HOTEL REITS - 0.4%
4,770	Host Hotels & Resorts, Inc.	77,131

	HOUSEHOLD PRODUCTS - 0.7%
485	Church & Dwight Company, Inc.	47,103
296	Clorox Company (The)	49,023

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	HOUSEHOLD PRODUCTS - 0.7% (Continued)
181	Colgate-Palmolive Company	$ 14,444
73	Estee Lauder Companies, Inc. (The), Class A	18,011
154	Kimberly-Clark Corporation	22,313
23	Procter & Gamble Company (The)	3,597
		154,491
	INDUSTRIAL REIT - 0.0%(b)
78	Prologis, Inc.	9,770

	INDUSTRIAL SUPPORT SERVICES - 0.4%
562	Fastenal Company	30,258
74	United Rentals, Inc.	26,722
38	WW Grainger, Inc.	26,432
		83,412
	INFRASTRUCTURE REIT - 0.3%
46	American Tower Corporation, A	9,402
116	Crown Castle, Inc.	14,278
129	SBA Communications Corporation, A	33,655
		57,335
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
508	Bank of New York Mellon Corporation (The)	21,636
556	Cboe Global Markets, Inc.	77,672
86	CME Group, Inc.	15,976
24	Goldman Sachs Group, Inc. (The)	8,243
160	Intercontinental Exchange, Inc.	17,429
71	Morgan Stanley	6,388
638	Nasdaq, Inc.	35,326
571	Northern Trust Corporation	44,629
425	State Street Corporation	30,711
		258,010
	INSURANCE - 5.3%
317	Aflac, Inc.	22,142
247	Allstate Corporation (The)	28,593
452	American International Group, Inc.	23,974
54	Aon PLC, CLASS A	17,560

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INSURANCE - 5.3% (Continued)
553	Arch Capital Group Ltd.(a)	$ 41,514
125	Arthur J Gallagher & Company	26,008
1,246	Assurant, Inc.	153,420
3	Berkshire Hathaway, Inc., Class B(a)	986
1,037	Brown & Brown, Inc.	66,772
50	Chubb Ltd.	10,078
450	Cincinnati Financial Corporation	47,898
181	Everest Re Group Ltd.	68,418
737	Globe Life, Inc.	79,979
586	Hartford Financial Services Group, Inc. (The)	41,600
8,798	Lincoln National Corporation	191,180
1,156	Loews Corporation	66,551
72	Marsh & McLennan Companies, Inc.	12,974
311	MetLife, Inc.	19,074
651	Principal Financial Group, Inc.	48,623
78	Progressive Corporation (The)	10,639
328	Prudential Financial, Inc.	28,536
120	Travelers Companies, Inc. (The)	21,737
853	W R Berkley Corporation	50,259
151	Willis Towers Watson PLC	34,972
		1,113,487
	INTERNET MEDIA & SERVICES - 1.0%
20	Alphabet, Inc., Class A(a)	2,147
19	Alphabet, Inc., Class C(a)	2,056
4	Booking Holdings, Inc.(a)	10,745
630	Expedia Group, Inc.(a)	59,195
2,362	Match Group, Inc.(a)	87,157
11	Meta Platforms, Inc., Class A(a)	2,644
21	Netflix, Inc.(a)	6,929
221	VeriSign, Inc.(a)	49,018
		219,891
	LEISURE FACILITIES & SERVICES – 3.9%
1,854	Caesars Entertainment, Inc.(a)	83,968
9,079	Carnival Corporation(a)	83,618

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	LEISURE FACILITIES & SERVICES – 3.9% (Continued)
13	Chipotle Mexican Grill, Inc.(a)	$ 26,879
329	Darden Restaurants, Inc.	49,985
258	Domino's Pizza, Inc.	81,907
166	Hilton Worldwide Holdings, Inc.	23,907
375	Las Vegas Sands Corporation(a)	23,944
830	Live Nation Entertainment, Inc.(a)	56,257
118	Marriott International, Inc., Class A	19,982
19	McDonald's Corporation	5,619
1,271	MGM Resorts International	57,093
11,173	Norwegian Cruise Line Holdings Ltd.(a)	149,160
807	Royal Caribbean Cruises Ltd.(a)	52,802
83	Starbucks Corporation	9,486
664	Wynn Resorts Ltd.(a)	75,882
192	Yum! Brands, Inc.	26,991
		827,480
	LEISURE PRODUCTS - 0.8%
2,657	Hasbro, Inc.	157,348

	MACHINERY - 1.9%
37	Caterpillar, Inc.	8,096
18	Deere & Company	6,804
234	IDEX Corporation	48,279
716	Ingersoll Rand, Inc.	40,826
340	Nordson Corporation	73,546
63	Parker-Hannifin Corporation	20,467
283	Snap-on, Inc.	73,413
898	Stanley Black & Decker, Inc.	77,534
497	Xylem, Inc.	51,608
		400,573
	MEDICAL EQUIPMENT & DEVICES - 5.4%
50	Abbott Laboratories	5,524
170	ABIOMED, Inc. - CVR(a)(c)	–
160	Agilent Technologies, Inc.	21,669
110	Align Technology, Inc.(a)	35,783

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.4% (Continued)
1,167	Baxter International, Inc.	$ 55,643
56	Becton Dickinson and Company	14,801
152	Bio-Rad Laboratories, Inc., Class A(a)	68,520
1,039	Bio-Techne Corporation	82,995
319	Boston Scientific Corporation(a)	16,626
158	Cooper Companies, Inc. (The)	60,269
18	Danaher Corporation	4,264
2,894	DENTSPLY SIRONA, Inc.	121,345
186	DexCom, Inc.(a)	22,569
235	Edwards Lifesciences Corporation(a)	20,675
408	GE HealthCare Technologies, Inc.(a)	33,187
563	Hologic, Inc.(a)	48,424
49	IDEXX Laboratories, Inc.(a)	24,116
123	Illumina, Inc.(a)	25,284
143	Insulet Corporation(a)	45,480
37	Intuitive Surgical, Inc.(a)	11,145
119	Medtronic PLC	10,823
20	Mettler-Toledo International, Inc.(a)	29,830
460	PerkinElmer, Inc.	60,025
135	ResMed, Inc.	32,530
264	STERIS plc	49,777
32	Stryker Corporation	9,589
363	Teleflex, Inc.	98,925
9	Thermo Fisher Scientific, Inc.	4,994
157	Waters Corporation(a)	47,157
113	West Pharmaceutical Services, Inc.	40,820
263	Zimmer Biomet Holdings, Inc.	36,410
		1,139,199
	METALS & MINING - 0.2%
456	Freeport-McMoRan, Inc.	17,287
569	Newmont Corporation	26,971
		44,258
	OFFICE REIT - 0.6%
324	Alexandria Real Estate Equities, Inc.	40,234

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	OFFICE REIT - 0.6% (Continued)
1,728	Boston Properties, Inc.	$ 92,205
		132,439
	OIL & GAS PRODUCERS - 3.0%
2,307	APA Corporation	85,012
19	Chevron Corporation	3,203
65	ConocoPhillips	6,688
1,936	Coterra Energy, Inc.	49,562
560	Devon Energy Corporation	29,921
292	Diamondback Energy, Inc.	41,522
108	EOG Resources, Inc.	12,903
2,656	EQT Corporation	92,534
25	Exxon Mobil Corporation	2,959
189	Hess Corporation	27,416
1,421	Kinder Morgan, Inc.	24,370
2,641	Marathon Oil Corporation	63,807
116	Marathon Petroleum Corporation	14,152
273	Occidental Petroleum Corporation	16,798
488	ONEOK, Inc.	31,920
216	Phillips 66	21,384
90	Pioneer Natural Resources Company	19,580
754	Targa Resources Corporation	56,950
136	Valero Energy Corporation	15,595
844	Williams Companies, Inc. (The)	25,539
		641,815
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
1,094	Baker Hughes Company	31,988
897	Halliburton Company	29,377
313	Schlumberger Ltd	15,447
		76,812
	PUBLISHING & BROADCASTING - 2.2%
8,769	News Corporation, Class A	154,422
17,090	News Corporation, Class B	303,348
		457,770

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	REAL ESTATE SERVICES - 0.2%
467	CBRE Group, Inc., Class A(a)	$ 35,800

	RENEWABLE ENERGY - 0.5%
146	Enphase Energy, Inc.(a)	23,973
190	First Solar, Inc.(a)	34,690
164	SolarEdge Technologies, Inc.(a)	46,844
		105,507
	RESIDENTIAL REIT - 1.8%
218	AvalonBay Communities, Inc.	39,321
700	Camden Property Trust	77,035
653	Equity Residential	41,302
288	Essex Property Trust, Inc.	63,282
1,469	Invitation Homes, Inc.	49,021
322	Mid-America Apartment Communities, Inc.	49,524
1,621	UDR, Inc.	66,996
		386,481
	RETAIL - CONSUMER STAPLES - 0.6%
10	Costco Wholesale Corporation	5,032
69	Dollar General Corporation	15,281
195	Dollar Tree, Inc.(a)	29,973
525	Kroger Company (The)	25,531
74	Target Corporation	11,674
886	Walgreens Boots Alliance, Inc.	31,231
13	Walmart, Inc.	1,963
		120,685
	RETAIL - DISCRETIONARY - 2.6%
912	Advance Auto Parts, Inc.	114,483
9	AutoZone, Inc.(a)	23,970
2,859	Bath & Body Works, Inc.	100,351
646	Best Buy Company, Inc.	48,140
1,422	CarMax, Inc.(a)	99,583
228	Genuine Parts Company	38,375
8	Home Depot, Inc. (The)	2,404
39	Lowe's Companies, Inc.	8,105

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	RETAIL - DISCRETIONARY - 2.6% (Continued)
23	O'Reilly Automotive, Inc.(a)	$ 21,098
212	Ross Stores, Inc.	22,627
138	TJX Companies, Inc. (The)	10,877
147	Tractor Supply Company	35,045
61	Ulta Beauty, Inc.(a)	33,637
		558,695
	RETAIL REIT - 1.5%
1,122	Federal Realty Investment Trust	110,954
3,941	Kimco Realty Corporation	75,628
374	Realty Income Corporation	23,502
1,424	Regency Centers Corporation	87,475
218	Simon Property Group, Inc.	24,704
		322,263
	SELF-STORAGE REIT - 0.3%
264	Extra Space Storage, Inc.	40,139
64	Public Storage	18,869
		59,008
	SEMICONDUCTORS - 1.8%
72	Advanced Micro Devices, Inc.(a)	6,435
50	Analog Devices, Inc.	8,994
74	Applied Materials, Inc.	8,364
9	Broadcom, Inc.	5,639
296	Intel Corporation	9,194
45	KLA Corporation	17,394
27	Lam Research Corporation	14,150
237	Microchip Technology, Inc.	17,299
298	Micron Technology, Inc.	19,179
81	Monolithic Power Systems, Inc.	37,420
7	NVIDIA Corporation	1,942
108	NXP Semiconductors N.V.	17,684
323	ON Semiconductor Corporation(a)	23,243
940	Qorvo, Inc.(a)	86,554
62	QUALCOMM, Inc.	7,242
429	Skyworks Solutions, Inc.	45,431

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SEMICONDUCTORS - 1.8% (Continued)
528	Teradyne, Inc.	$ 48,249
35	Texas Instruments, Inc.	5,852
		380,265
	SOFTWARE - 2.8%
20	Adobe, Inc.(a)	7,551
1,050	Akamai Technologies, Inc.(a)	86,069
108	ANSYS, Inc.(a)	33,903
104	Autodesk, Inc.(a)	20,258
79	Cadence Design Systems, Inc.(a)	16,547
1,201	Ceridian HCM Holding, Inc.(a)	76,239
309	Fortinet, Inc.(a)	19,482
4,949	Gen Digital, Inc.	87,449
23	Intuit, Inc.	10,211
3	Microsoft Corporation	922
68	Oracle Corporation	6,441
195	Paycom Software, Inc.(a)	56,622
523	PTC, Inc.(a)	65,788
27	Salesforce, Inc.(a)	5,356
24	ServiceNow, Inc.(a)	11,026
43	Synopsys, Inc.(a)	15,967
202	Tyler Technologies, Inc.(a)	76,564
		596,395
	SPECIALTY FINANCE - 0.6%
52	American Express Company	8,390
246	Capital One Financial Corporation	23,936
336	Discover Financial Services	34,766
2,043	Synchrony Financial	60,288
		127,380
	SPECIALTY REITS - 0.3%
1,129	Iron Mountain, Inc.	62,366

	STEEL - 0.3%
145	Nucor Corporation	21,486

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	STEEL - 0.3% (Continued)
398	Steel Dynamics, Inc.	$ 41,372
		62,858
	TECHNOLOGY HARDWARE - 3.1%
7	Apple, Inc.	1,188
124	Arista Networks, Inc.(a)	19,860
114	Cisco Systems, Inc.	5,387
926	Corning, Inc.	30,762
744	F5, Inc.(a)	99,964
490	Garmin Ltd.	48,103
3,332	Hewlett Packard Enterprise Company	47,714
1,107	HP, Inc.	32,889
2,855	Juniper Networks, Inc.	86,078
83	Motorola Solutions, Inc.	24,186
1,036	NetApp, Inc.	65,154
1,120	Seagate Technology Holdings plc	65,822
2,170	Western Digital Corporation(a)	74,735
201	Zebra Technologies Corporation, Class A(a)	57,894
		659,736
	TECHNOLOGY SERVICES - 6.2%
18	Accenture PLC, Class A	5,045
34	Automatic Data Processing, Inc.	7,480
390	Broadridge Financial Solutions, Inc.	56,710
176	CDW Corporation	29,848
483	Cognizant Technology Solutions Corporation, Class A	28,840
465	CoStar Group, Inc.(a)	35,782
6,241	DXC Technology Company(a)	148,848
191	EPAM Systems, Inc.(a)	53,946
181	Equifax, Inc.	37,717
140	FactSet Research Systems, Inc.	57,637
459	Fair Isaac Corporation(a)	334,129
488	Fidelity National Information Services, Inc.	28,655
111	Fiserv, Inc.(a)	13,555
313	FleetCor Technologies, Inc.(a)	66,957
105	Gartner, Inc.(a)	31,758

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TECHNOLOGY SERVICES - 6.2% (Continued)
319	Global Payments, Inc.	$ 35,954
49	International Business Machines Corporation	6,194
510	Jack Henry & Associates, Inc.	83,303
733	Leidos Holdings, Inc.	68,360
173	MarketAxess Holdings, Inc.	55,078
7	Mastercard, Inc., Class A	2,660
65	Moody's Corporation	20,353
39	MSCI, Inc.	18,816
188	Paychex, Inc.	20,654
159	PayPal Holdings, Inc.(a)	12,084
23	S&P Global, Inc.	8,339
169	Verisk Analytics, Inc.	32,805
10	Visa, Inc., Class A	2,327
		1,303,834
	TELECOMMUNICATIONS - 0.1%
376	AT&T, Inc.	6,643
33	T-Mobile US, Inc.(a)	4,749
167	Verizon Communications, Inc.	6,485
		17,877
	TIMBER REIT - 0.2%
1,332	Weyerhaeuser Company	39,840

	TOBACCO & CANNABIS - 0.1%
261	Altria Group, Inc.	12,400
68	Philip Morris International, Inc.	6,798
		19,198
	TRANSPORTATION & LOGISTICS - 3.0%
3,619	Alaska Air Group, Inc.(a)	157,282
6,137	American Airlines Group, Inc.(a)	83,709
727	CH Robinson Worldwide, Inc.	73,332
449	CSX Corporation	13,757
1,078	Delta Air Lines, Inc.(a)	36,986
474	Expeditors International of Washington, Inc.	53,960
84	FedEx Corporation	19,134

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TRANSPORTATION & LOGISTICS - 3.0% (Continued)
280	JB Hunt Transport Services, Inc.	$ 49,081
86	Norfolk Southern Corporation	17,461
70	Old Dominion Freight Line, Inc.	22,427
1,478	Southwest Airlines Company	44,769
36	Union Pacific Corporation	7,045
1,189	United Airlines Holdings, Inc.(a)	52,078
43	United Parcel Service, Inc., Class B	7,732
		638,753
	TRANSPORTATION EQUIPMENT - 0.5%
109	Cummins, Inc.	25,619
320	PACCAR, Inc.	23,901
489	Westinghouse Air Brake Technologies Corporation	47,761
		97,281
	WHOLESALE - CONSUMER STAPLES - 0.5%
264	Archer-Daniels-Midland Company	20,613
638	Bunge Ltd.	59,717
281	Sysco Corporation	21,564
		101,894
	WHOLESALE - DISCRETIONARY - 0.7%
386	Copart, Inc.(a)	30,513
1,099	LKQ Corporation	63,445
182	Pool Corporation	63,941
		157,899

	TOTAL COMMON STOCKS (Cost $22,319,945)	21,078,938

	TOTAL INVESTMENTS - 99.9% (Cost $22,319,945)	$ 21,078,938
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	21,974
	NET ASSETS - 100.0%	$ 21,100,912

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.